CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash and cash equivalents, Restricted cash - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	May 23, 2019	Sep. 30, 2018
Cash	$ 485,220	$ 846,068			$ 1,305,608
Total	485,220	$ 846,068		$ 1,093,335	$ 1,305,608		$ 0
Blade Urban Air Mobility [Member]
Cash	7,511,000		$ 12,162,000	12,467,000		$ 22,177,000
Restricted cash	415,000		114,000	117,000		114,000
Total	$ 7,926,000		$ 12,276,000	$ 12,584,000		$ 22,291,000		$ 33,531,000